OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

                                                                                                December 2, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Rochester Limited Term California Municipal Fund (the “Registrant”) Reg. No. 333-111230; File No. 811-21474

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 25, 2014.

Sincerely,

/s/ Adrienne Ruffle

------------------------------------

Adrienne Ruffle

Associate Counsel

212-323-5231

aruffle@ofiglobal.com

cc: Kramer Levin Naftalis & Frankel LLP

Gloria LaFond

Edward Gizzi, Esq.